Organization (Details)		6 Months Ended	12 Months Ended
	Jul. 14, 2025	Nov. 30, 2025	May 31, 2025	Mar. 31, 2026
Organization (Details) [Line Items]
Capital stock percentage	70.00%
Equity holders stock percentage	30.00%
DiamiR Biosciences Corp. [Member] | Share Exchange Agreement [Member]
Organization (Details) [Line Items]
Shares issued and outstanding, percentage			100.00%
Ian Huen [Member] | Subsequent Event [Member]
Organization (Details) [Line Items]
Owns percentage				87.00%
DiamiR, LLC [Member] | DiamiR Biosciences Corp. [Member]
Organization (Details) [Line Items]
Ownership interest percent		100.00%